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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended     MARCH 31, 2003

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total: $         157082.438
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          240.125           8500       SH         SOLE        00        8500
AOL TIME WARNER  COM     00184A105           60.034           5528       SH         SOLE        00        5528
AT&T CORP        COM NE  001957505            0.486             30       SH         SOLE        00          30
AT&T WIRELESS S  COM     00209A106            0.323             49       SH         SOLE        00          49
ABBOTT LABS      COM     002824100         1022.992          27200       SH         SOLE        00       27200
AGERE SYS INC    CL A    00845V100            0.006              4       SH         SOLE        00           4
AGERE SYS INC    CL B    00845V209            0.119             79       SH         SOLE        00          79
ALEXANDRIA REAL  COM     015271109          189.225           4500       SH         SOLE        00        4500
AMERICAN INTL G  COM     026874107         7032.779         142220       SH         SOLE        00      142220
ARCHSTONE SMITH  COM     039583109          153.720           7000       SH         SOLE        00        7000
AUTOMATIC DATA   COM     053015103         5119.915         166285       SH         SOLE        00      166285
AVAYA INC        COM     053499109            0.049             24       SH         SOLE        00          24
BP PLC           SPONSO  055622104           86.789           2249       SH         SOLE        00        2249
BANK OF AMERICA  COM     060505104          120.312           1800       SH         SOLE        00        1800
BANK ONE CORP    COM     06423A103           77.895           2250       SH         SOLE        00        2250
BED BATH & BEYO  COM     075896100         7963.542         230560       SH         SOLE        00      230560
BOSTON PROPERTI  COM     101121101          189.500           5000       SH         SOLE        00        5000
CBL & ASSOC PPT  COM     124830100           40.590           1000       SH         SOLE        00        1000
CABLEVISION SYS  CL A N  12686C109         5005.289         263575       SH         SOLE        00      263575
CISCO SYS INC    COM     17275R102         6537.987         503697       SH         SOLE        00      503697
CITIGROUP INC    COM     172967101         7473.135         216927       SH         SOLE        00      216927
COLGATE PALMOLI  COM     194162103         8445.277         155130       SH         SOLE        00      155130
COMCAST CORP NE  CL A    20030N101            1.372             48       SH         SOLE        00          48
COUSINS PPTYS I  COM     222795106          193.875           7500       SH         SOLE        00        7500
DELL COMPUTER C  COM     247025109         7957.369         291372       SH         SOLE        00      291372
DEVELOPERS DIVE  COM     251591103          241.500          10000       SH         SOLE        00       10000
DUKE REALTY COR  COM NE  264411505          188.860           7000       SH         SOLE        00        7000
E M C CORP MASS  COM     268648102         5556.255         768500       SH         SOLE        00      768500
EQUITY OFFICE P  COM     294741103          317.718          12484       SH         SOLE        00       12484
EQUITY RESIDENT  SH BEN  29476L107          144.420           6000       SH         SOLE        00        6000
ESSEX PPTY TR I  COM     297178105          209.000           4000       SH         SOLE        00        4000
EXXON MOBIL COR  COM     30231G102          104.850           3000       SH         SOLE        00        3000
FEDERAL HOME LN  COM     313400301         6842.147         128854       SH         SOLE        00      128854
FEDERAL NATL MT  COM     313586109           13.070            200       SH         SOLE        00         200
GENERAL ELEC CO  COM     369604103         6266.421         245742       SH         SOLE        00      245742
GOLDMAN SACHS G  COM     38141G104          163.392           2400       SH         SOLE        00        2400
GUIDANT CORP     COM     401698105           14.480            400       SH         SOLE        00         400
HOME DEPOT INC   COM     437076102           90.376           3710       SH         SOLE        00        3710
ISTAR FINL INC   COM     45031U101          204.190           7000       SH         SOLE        00        7000
INTEL CORP       COM     458140100         5034.590         309250       SH         SOLE        00      309250
INTERNATIONAL B  COM     459200101         6839.174          87201       SH         SOLE        00       87201
INTERNET HOLDRS  DEPOSI  46059W102            2.900            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104         8988.773         155327       SH         SOLE        00      155327
KIMCO REALTY CO  COM     49446R109          210.720           6000       SH         SOLE        00        6000
LEE ENTERPRISES  COM     523768109          453.699          14394       SH         SOLE        00       14394
MBNA CORP        COM     55262L100         5026.926         334015       SH         SOLE        00      334015
MCDATA CORP      CL A    580031201            0.094             11       SH         SOLE        00          11
MEDTRONIC INC    COM     585055106         9134.860         202457       SH         SOLE        00      202457
MERCK & CO INC   COM     589331107         7019.619         128142       SH         SOLE        00      128142
MERISTAR HOSPIT  COM     58984Y103           23.870           7000       SH         SOLE        00        7000
MERRILL LYNCH &  COM     590188108         5386.818         152170       SH         SOLE        00      152170
MICROSOFT CORP   COM     594918104         7299.993         301528       SH         SOLE        00      301528
NORTHERN TR COR  COM     665859104         5080.430         166845       SH         SOLE        00      166845
OPENWAVE SYS IN  COM     683718100            0.142            100       SH         SOLE        00         100
ORACLE CORP      COM     68389X105           10.849           1000       SH         SOLE        00        1000
PEPSICO INC      COM     713448108           13.000            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         3780.830         121336       SH         SOLE        00      121336
PROLOGIS         SH BEN  743410102          227.880           9000       SH         SOLE        00        9000
SAFEWAY INC      COM NE  786514208           75.720           4000       SH         SOLE        00        4000
SCHERING PLOUGH  COM     806605101            7.132            400       SH         SOLE        00         400
SIMON PPTY GROU  COM     828806109          179.150           5000       SH         SOLE        00        5000
TELECOMUNICACOE  SPONSO  879287308           30.150           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           26.760            954       SH         SOLE        00         954
TERRA NETWORKS   SPONSO  88100W103            0.038              8       SH         SOLE        00           8
TRAVELERS PPTY   CL A    89420G109           17.331           1230       SH         SOLE        00        1230
TRAVELERS PPTY   CL B    89420G406           35.712           2531       SH         SOLE        00        2531
TYCO INTL LTD N  COM     902124106           54.141           4210       SH         SOLE        00        4210
VIACOM INC       CL A    925524100           10.950            300       SH         SOLE        00         300
VIACOM INC       CL B    925524308         6343.889         173710       SH         SOLE        00      173710
VORNADO RLTY TR  SH BEN  929042109          143.200           4000       SH         SOLE        00        4000
WAL MART STORES  COM     931142103         7353.712         141336       SH         SOLE        00      141336